Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Disclosure of defined benefit plans
The principal long-term assumptions used in determining the retirement plan, seniority premium and the current service cost are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Financial:
Discount rate	9.60%	11.40%	9.80%
Rate of salary increase	5.00%	5.00%	5.00%
Rate of minimum wage increase	4.00%	5.00%	5.00%
Inflation rate	4.00%	4.00%	4.00%
Biometric:
Mortality	EMSSA-09	EMSSA-09	EMSSA-09
Incapacity	EMSSIH-97	EMSSIH-97	EMSSIH-97
Retirement age	65 years	65 years	65 years
Rotation	20% / 100%	20% / 100%	20% / 100%

Disclosure of net defined benefit liability (asset)
Balance of liabilities for defined benefit obligations:

	December 31, 2025	December 31, 2024	December 31, 2023

Seniority premium
Net defined benefit liability	$99,674	$58,160	$40,453

Retirement plan
Net defined benefit liability	3,563,204	2,182,265	1,479,337

Employee benefit liability	$3,662,878	$2,240,425	$1,519,790

Disclosure of defined benefit plan, expected future benefit payments
Based on our assumptions, the benefit amounts expected to be paid in the following years are as follows:

Assumption	Seniority premium	Retirement Plan

2026	28,938	2,404,063
2027	9,354	258,547
2028	7,328	132,533
2029	6,182	114,640
2030	12,953	491,415
2031 onwards	34,919	162,006